FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturities of natural gas derivative contracts
Natural gas derivative financial instruments outstanding (notional amounts in millions of MMBtu)
	December 31,
	2017				2016
			Average	Fair value			Average	Fair value
			contract	of assets			contract	of assets
	Notional	Maturities	price (a)	(liabilities)	Notional	Maturities	price (a)	(liabilities)
AECO swaps	70	2018–2019	2.43	(70)	48	2017–2018	2.90	(21)

  U.S. dollars per MMBtu

Maturities of natural gas derivative contracts	Fair value
	2018	2019
AECO swaps	(52)	(18)

Natural gas derivative financial instruments outstanding
Natural gas derivative financial instruments outstanding
	December 31,
	2017			2016
	Gross		Carrying	Gross		Carrying
	amount	Netting	amount	amount	Netting	amount
Accounts receivable	48	(48)	-	65	(64)	1
Other assets	35	(25)	10	51	(51)	-
Accounts payable	(99)	47	(52)	(73)	67	(6)
Other liabilities	(54)	26	(28)	(64)	48	(16)
	(70)	-	(70)	(21)	-	(21)

Impact of change in fair value of natural gas derivative financial instruments
Impact of change in fair value of natural gas derivative financial instruments		December 31,
	2017	2016
A $10-million impact to other comprehensive income requires movement in gas
prices per MMBtu	0.22	0.29

Sensitivity - impact of change in fair value of debentures
Sensitivity – impact of change in fair value of debentures	December 31,
2017
Interest rate increase of 1%	(428)
Interest rate decrease of 1%	504

Maximum exposure to credit risk
e)	Credit risk

	Maximum exposure to credit risk			December 31,
		Notes	2017	2016
	Cash and cash equivalents		466	412
	Accounts receivable	21	2,406	2,208
	Other current assets		118	121
	Other non-current assets		32	28
			3,022	2,769

Maturity profile of financial liabilities based on contractual undiscounted payments, including estimated interest payments
			Less	One	Four	More
	Carrying	Contractual	than one	to three	to five	than five
December 31, 2017	amount	cash flows	year	years	years	years
Short-term debt	867	867	867	-	-	-
Accounts payable	3,495	3,495	3,495	-	-	-
Current portion of long-term debt	11	11	11	-	-	-
Long-term debt	4,397	7,606	219	868	862	5,657
Other liabilities	32	32	-	19	5	8
Foreign exchange derivative contracts	10	10	10	-	-	-
Natural gas derivative contracts	80	80	52	28	-	-
	8,892	12,101	4,654	915	867	5,665

Gain (loss) on derivative financial instruments included in earnings
h)	Gain (loss) on derivative financial instruments included in earnings

		2017			2016
	Realized	Unrealized	Total	Realized	Unrealized	Total
	gain (loss)	gain (loss)	gain (loss)	gain (loss)	gain (loss)	gain (loss)
Foreign exchange derivatives
Recorded in sales	-	(5)	(5)	(4)	1	(3)
Recorded in cost of product sold	1	-	1	2	-	2
Recorded in other expenses	(5)	4	(1)	(7)	(37)	(44)
	(4)	(1)	(5)	(9)	(36)	(45)
Commodity derivatives
Recorded in cost of product sold	(48)	-	(48)	(34)	-	(34)
	(48)	-	(48)	(34)	-	(34)
	(52)	(1)	(53)	(43)	(36)	(79)

Fair value hierarchy
	December 31,
	2017			2016
	Fair value		Carrying	Fair value		Carrying
	Level 1	Level 2	value	Level 1	Level 2	value
Financial instruments measured at fair
value on a recurring basis
Cash and cash equivalents	-	466	466	-	412	412
Accounts receivable – derivatives	-	9	9	-	2	2
Other current financial assets –
marketable securities (a)	18	100	118	22	99	121
Other non-current financial assets –
derivatives	-	10	10	-	-	-
Accounts payable – derivatives	-	62	62	-	7	7
Other financial liabilities – derivatives	-	28	28	-	16	16
Financial instruments measured at
amortized cost
Current portion of long-term debt (b)
Debentures	-	-	-	-	101	100
Fixed and floating rate debt	-	11	11	-	10	10
Long-term debt (b)
Debentures	-	4,909	4,376	-	4,600	4,373
Fixed and floating rate debt	-	21	21	-	25	25

(a) Marketable securities consist of equity and fixed income securities. We determine the fair value of equity securities based on the bid price of identical instruments in active markets. We value fixed income securities using quoted prices of instruments with similar terms and credit risk.

(b) We determine the fair value of long-term debt based on comparable debt instruments with similar maturities to our debt, adjusted where necessary to our credit spread, based on information published by financial institutions. Carrying amount of floating rate debt approximates fair value.

Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Use of derivatives to hedge exposure to natural gas market price risk
Use of derivatives to hedge exposure to natural gas market price risk
Term (gas year – 12 months ending October 31)	2018	2019	2020	2021
Maximum allowable (% of forecast gas requirements)	75	75	75	25	(a)
Forecast average monthly natural gas consumption
(millions of MMBtu)	9	9	9	9
Gas requirements hedged using derivatives designated
as hedges (%)	33	24	-	-
(a)	Maximum monthly hedged volume may not exceed 90 percent of planned monthly requirements.

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments outstanding
b)	Market risk – currency risk

Foreign exchange derivative financial instruments outstanding (notional amounts in millions)
	December 31,
	2017				2016
			Average	Fair value			Average	Fair value
			contract	of assets			contract	of assets
Sell/Buy	Notional	Maturities	price (a)	(liabilities)	Notional	Maturities	price (a)	(liabilities)
Forwards
USD/CAD	338	2018	1.28	8	-	-	-	-
CAD/USD	266	2018	1.28	(6)	180	2017	1.34	-
EUR/USD	28	2018	0.84	(1)	-	2017	0.94	-
USD/AUD	15	2018	1.31	-	14	2017	1.32	(1)
AUD/USD	20	2018	1.29	-	22	2017	1.34	1
CNY/AUD	31	2018	6.97	(1)	23	2017	7.16	-

Options
CAD/USD – buy USD calls	126	2018	1.29	1	-	-	-	-
CAD/USD – sell USD puts	126	2018	1.25	(2)	-	-	-	-
AUD/USD – buy USD calls	33	2018	1.35	-	-	-	-	-
				(1)				-

  Foreign currency per U.S. dollar

Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity - impact of change in fair value of debentures
d)	Market risk – interest rate risk

	Impact of change in short-term debt (basis points)	December 31,
		2017
	A $10-million decrease in net earnings requires an increase in interest rates	158